Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Loss carryforwards	$ 58,245	$ 38,377
Accrued expenses	10,806	9,132
Fixed assets		6,327
Debt	2,147	9,991
Credit carryforwards	19,838	2,576
Stock-based compensation	2,451	1,216
Other	6,738	51
Deferred tax assets	100,225	67,670
Deferred tax liabilities:
Identified intangibles	(203,015)	(143,823)
Fixed assets	(28,375)
Investment in partnerships	(2,146)	(2,742)
Prepaid expenses	(3,288)	(2,804)
Other	(97)	(110)
Deferred tax liabilities	(236,921)	(149,479)
Valuation allowance	(26,271)	(7,202)
Net deferred tax liabilities	$ (162,967)	$ (89,011)